Other provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	£ 1,933	£ 1,773	£ 1,933
HBOS
Disclosure of other provisions [line items]
Value of offers after compensation assessment	600		790
Regulatory and legal provisions
Disclosure of other provisions [line items]
Other provisions	£ 1,054	887	£ 1,054
Payment Protection Insurance, excluding MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Total payment protection insurance to date		£ 21,906